UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	1/31/19

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.79%
Aerospace & Defense–2.05%
Textron, Inc.	440,693	$23,458,088
Apparel, Accessories & Luxury Goods–1.99%
Tapestry, Inc.	586,955	22,721,028
Automotive Retail–1.63%
Advance Auto Parts, Inc.	116,654	18,571,317
Biotechnology–0.96%
Myriad Genetics, Inc.(b)	387,531	10,924,499
Building Products–2.72%
Johnson Controls International PLC	921,895	31,132,394
Communications Equipment–2.17%
Ciena Corp.(b)	651,821	24,827,862
Consumer Finance–2.06%
Santander Consumer USA Holdings, Inc.	1,234,269	23,525,167
Copper–2.02%
Freeport-McMoRan, Inc.	1,979,033	23,035,944
Distributors–1.98%
LKQ Corp.(b)	863,100	22,630,482
Diversified Chemicals–2.11%
Eastman Chemical Co.	299,746	24,165,523
Diversified REITs–2.45%
Liberty Property Trust	592,884	27,948,552
Electric Utilities–3.22%
FirstEnergy Corp.	937,273	36,741,102
Electronic Equipment & Instruments–2.99%
Keysight Technologies, Inc.(b)	462,231	34,214,339
Food Distributors–0.77%
Performance Food Group Co.(b)	256,344	8,756,711
Food Retail–1.15%
Kroger Co. (The)	461,912	13,085,967
Health Care Distributors–1.60%
AmerisourceBergen Corp.	218,639	18,227,933
Health Care Facilities–1.90%
Encompass Health Corp.	323,974	21,654,422
Health Care Services–2.26%
DaVita, Inc.(b)	459,484	25,790,837
Hotels, Resorts & Cruise Lines–5.99%
Norwegian Cruise Line Holdings Ltd.(b)	495,081	25,462,016
Shares		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.	358,123	$42,992,666
		68,454,682
Industrial Machinery–2.16%
Kennametal, Inc.	655,870	24,647,595
Insurance Brokers–5.89%
Arthur J. Gallagher & Co.	428,333	32,000,758
Willis Towers Watson PLC	216,501	35,244,198
		67,244,956
Investment Banking & Brokerage–2.38%
Stifel Financial Corp.	567,008	27,142,673
IT Consulting & Other Services–2.85%
Teradata Corp.(b)	733,664	32,560,008
Life & Health Insurance–2.00%
Athene Holding Ltd. – Class A(b)	532,653	22,850,814
Managed Health Care–0.50%
Centene Corp.(b)	44,005	5,745,733
Marine–2.22%
Kirby Corp.(b)	338,406	25,349,993
Office REITs–2.26%
Hudson Pacific Properties Inc.	796,024	25,846,899
Oil & Gas Equipment & Services–2.28%
TechnipFMC PLC (United Kingdom)	1,136,744	26,099,642
Oil & Gas Exploration & Production–7.98%
Anadarko Petroleum Corp.	504,444	23,875,334
Devon Energy Corp.	788,015	21,000,600
Marathon Oil Corp.	1,450,664	22,905,985
Noble Energy, Inc.	1,046,019	23,368,064
		91,149,983
Other Diversified Financial Services–2.23%
Voya Financial, Inc.	549,280	25,503,070
Pharmaceuticals–2.22%
Mylan N.V.(b)	848,503	25,412,665
Regional Banks–11.83%
Comerica, Inc.	348,644	27,452,229
First Horizon National Corp.	1,694,675	24,877,829
KeyCorp	1,715,055	28,246,956
Wintrust Financial Corp.	317,213	22,566,533
Zions Bancorp.	672,460	32,002,371
		135,145,918
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Specialized REITs–1.74%
Life Storage, Inc.	201,828	$19,833,638
Specialty Chemicals–2.92%
W.R. Grace & Co.	469,983	33,373,493
Trucking–4.31%
Knight-Swift Transportation Holdings, Inc.	949,024	30,131,512
Ryder System, Inc.	329,654	19,090,263
		49,221,775
Total Common Stocks & Other Equity Interests (Cost $988,147,117)		1,116,995,704

Money Market Funds–1.81%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	7,257,808	7,257,808
Shares		Value

Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	5,182,809	$5,183,845
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	8,294,638	8,294,638
Total Money Market Funds (Cost $20,735,030)		20,736,291
TOTAL INVESTMENTS IN SECURITIES–99.60% (Cost $1,008,882,147)		1,137,731,995
OTHER ASSETS LESS LIABILITIES–0.40%		4,555,347
NET ASSETS–100.00%		$1,142,287,342
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco American Value Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco American Value Fund

Invesco Comstock Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
VK-COM-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.06%
Aerospace & Defense–1.27%
Arconic, Inc.	3,014,965	$56,741,641
Textron, Inc.	1,689,544	89,934,427
		146,676,068
Agricultural Products–1.18%
Archer-Daniels-Midland Co.	2,069,244	92,909,056
Bunge Ltd.	782,258	43,078,948
		135,988,004
Apparel Retail–0.63%
Gap, Inc. (The)	2,877,577	73,205,559
Asset Management & Custody Banks–2.78%
Bank of New York Mellon Corp. (The)	2,926,632	153,121,386
State Street Corp.	2,363,434	167,567,471
		320,688,857
Automobile Manufacturers–2.14%
General Motors Co.	6,342,861	247,498,436
Automotive Retail–0.48%
Advance Auto Parts, Inc.	349,965	55,714,428
Biotechnology–1.24%
Gilead Sciences, Inc.	2,050,269	143,539,333
Broadcasting–0.76%
CBS Corp. – Class B	1,768,368	87,463,481
Building Products–1.74%
Johnson Controls International PLC	5,944,932	200,760,354
Cable & Satellite–1.98%
Charter Communications, Inc. – Class A(b)	353,898	117,157,933
Comcast Corp. – Class A	3,041,023	111,210,211
		228,368,144
Communications Equipment–2.53%
Cisco Systems, Inc.	6,188,629	292,660,265
Construction Machinery & Heavy Trucks–0.40%
Caterpillar, Inc.	349,121	46,488,952
Consumer Finance–0.84%
Ally Financial, Inc.	3,702,344	96,483,085
Diversified Banks–15.03%
Bank of America Corp.	19,387,151	551,952,189
Citigroup, Inc.	9,320,891	600,824,634
JPMorgan Chase & Co.	3,984,153	412,359,836
Wells Fargo & Co.	3,492,662	170,826,098
		1,735,962,757
Shares		Value
Electrical Components & Equipment–1.86%
Eaton Corp. PLC	1,924,318	$146,729,248
Emerson Electric Co.	1,038,211	67,971,674
		214,700,922
Fertilizers & Agricultural Chemicals–0.72%
CF Industries Holdings, Inc.	1,897,531	82,827,228
Health Care Distributors–1.59%
Cardinal Health, Inc.	1,862,646	93,076,420
McKesson Corp.	710,235	91,087,639
		184,164,059
Health Care Equipment–1.02%
Medtronic PLC	1,337,121	118,188,125
Health Care Services–0.88%
CVS Health Corp.	1,548,008	101,471,924
Hotels, Resorts & Cruise Lines–2.11%
Carnival Corp.	4,238,508	244,053,291
Household Products–2.44%
Kimberly-Clark Corp.	1,584,964	176,533,290
Reckitt Benckiser Group PLC (United Kingdom)	1,366,439	105,077,881
		281,611,171
Industrial Conglomerates–0.38%
General Electric Co.	4,301,871	43,707,009
Industrial Machinery–0.66%
Ingersoll-Rand PLC	766,050	76,635,642
Integrated Oil & Gas–9.41%
BP PLC – ADR (United Kingdom)	5,547,252	228,103,002
Chevron Corp.	1,940,383	222,464,911
Exxon Mobil Corp.	398,121	29,174,307
Occidental Petroleum Corp.	1,502,181	100,315,647
Royal Dutch Shell PLC – Class A, ADR (United Kingdom)	4,221,482	260,592,084
Suncor Energy, Inc. (Canada)	7,607,834	245,885,195
		1,086,535,146
Integrated Telecommunication Services–0.81%
AT&T, Inc.	3,126,717	93,989,113
Internet & Direct Marketing Retail–2.31%
Altaba Inc.(b)	792,131	54,268,895
eBay, Inc.(b)	6,302,509	212,079,428
		266,348,323
Investment Banking & Brokerage–2.70%
Goldman Sachs Group, Inc. (The)	575,678	113,990,001
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	4,685,089	$198,179,265
		312,169,266
IT Consulting & Other Services–0.89%
Cognizant Technology Solutions Corp. – Class A	1,470,146	102,439,773
Life & Health Insurance–1.60%
MetLife, Inc.	4,036,004	184,324,303
Managed Health Care–2.13%
Anthem, Inc.	810,803	245,673,309
Multi-line Insurance–2.20%
American International Group, Inc.	5,890,101	254,629,066
Oil & Gas Equipment & Services–0.65%
Halliburton Co.	2,388,719	74,910,228
Oil & Gas Exploration & Production–7.24%
Anadarko Petroleum Corp.	1,481,585	70,123,418
Canadian Natural Resources Ltd. (Canada)	3,911,019	104,982,412
Devon Energy Corp.	5,770,511	153,784,118
Encana Corp. (Canada)	9,068,879	62,393,887
Hess Corp.	2,872,646	155,122,884
Marathon Oil Corp.	12,683,592	200,273,918
Noble Energy, Inc.	3,973,535	88,768,772
		835,449,409
Packaged Foods & Meats–1.02%
Danone S.A. (France)	1,617,513	117,564,195
Paper Packaging–1.66%
International Paper Co.	4,037,253	191,486,910
Pharmaceuticals–7.09%
Allergan PLC	1,252,069	180,272,895
Bristol-Myers Squibb Co.	1,100,909	54,351,877
Merck & Co., Inc.	1,220,852	90,868,014
Mylan N.V.(b)	3,548,730	106,284,463
Novartis AG (Switzerland)	1,243,135	108,493,114
Pfizer Inc.	2,640,781	112,101,153
Sanofi – ADR (France)	3,825,988	166,239,179
		818,610,695
Shares		Value
Property & Casualty Insurance–0.99%
Allstate Corp. (The)	1,295,003	$113,791,914
Regional Banks–4.28%
Citizens Financial Group, Inc.	3,912,250	132,703,520
Fifth Third Bancorp	6,733,187	180,584,075
KeyCorp	1,706,597	28,107,653
PNC Financial Services Group, Inc. (The)	1,246,036	152,851,236
		494,246,484
Semiconductors–3.20%
Intel Corp.	4,619,765	217,683,327
QUALCOMM, Inc.	3,074,841	152,266,126
		369,949,453
Systems Software–1.45%
Microsoft Corp.	1,602,929	167,393,875
Technology Hardware, Storage & Peripherals–0.30%
NetApp, Inc.	534,532	34,087,106
Tobacco–0.92%
Philip Morris International, Inc.	1,382,184	106,041,157
Wireless Telecommunication Services–0.55%
Vodafone Group PLC (United Kingdom)	35,075,152	63,889,546
Total Common Stocks & Other Equity Interests (Cost $8,868,700,024)		11,092,386,365

Money Market Funds–4.55%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	183,836,995	183,836,995
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(c)	131,300,957	131,327,217
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	210,099,423	210,099,423
Total Money Market Funds (Cost $525,249,608)		525,263,635
TOTAL INVESTMENTS IN SECURITIES–100.61% (Cost $9,393,949,632)		11,617,650,000
OTHER ASSETS LESS LIABILITIES–(0.61)%		(70,820,978)
NET ASSETS–100.00%		$11,546,829,022
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/15/2019	Goldman Sachs International	EUR	120,195,904	USD	138,113,387	$410,269
02/15/2019	Goldman Sachs International	GBP	4,896,698	USD	6,427,044	923
02/15/2019	Goldman Sachs International	USD	7,522,072	EUR	6,578,964	15,156
02/15/2019	Goldman Sachs International	USD	1,382,622	GBP	1,057,898	5,697
02/15/2019	Royal Bank of Canada	CHF	53,952,059	USD	55,072,959	763,258
02/15/2019	Royal Bank of Canada	EUR	120,195,864	USD	138,108,653	405,581
Subtotal—Appreciation						1,600,884
Currency Risk
02/15/2019	Goldman Sachs International	CAD	105,253,872	USD	79,383,862	(746,681)
02/15/2019	Goldman Sachs International	GBP	72,944,253	USD	93,851,681	(1,875,805)
02/15/2019	Goldman Sachs International	USD	1,316,387	EUR	1,148,616	(469)
02/15/2019	Royal Bank of Canada	CAD	119,062,402	USD	89,790,037	(853,040)
02/15/2019	Royal Bank of Canada	GBP	73,135,091	USD	94,084,638	(1,893,292)
Subtotal—Depreciation						(5,369,287)
Total Forward Foreign Currency Contracts						$(3,768,403)
Abbreviations:
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Comstock Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Comstock Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,920,003,705	$172,382,660	$—	$11,092,386,365
Money Market Funds	525,263,635	—	—	525,263,635
Total Investments in Securities	11,445,267,340	172,382,660	—	11,617,650,000
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,600,884	—	1,600,884
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,369,287)	—	(5,369,287)
Total Other Investments	—	(3,768,403)	—	(3,768,403)
Total Investments	$11,445,267,340	$168,614,257	$—	$11,613,881,597
*	Unrealized appreciation (depreciation).
Invesco Comstock Fund

Invesco Dividend Income Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
I-DIVI-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.51%
Aerospace & Defense–1.82%
General Dynamics Corp.	72,170	$12,353,339
Lockheed Martin Corp.	52,510	15,211,622
		27,564,961
Air Freight & Logistics–1.12%
United Parcel Service, Inc. – Class B	159,955	16,859,257
Asset Management & Custody Banks–2.75%
Federated Investors, Inc. – Class B	405,144	10,586,413
Waddell & Reed Financial, Inc. – Class A	1,805,293	30,906,616
		41,493,029
Brewers–1.39%
Molson Coors Brewing Co. – Class B	316,390	21,074,738
Electric Utilities–7.62%
American Electric Power Co., Inc.	258,871	20,481,874
Duke Energy Corp.	174,329	15,302,600
Exelon Corp.	606,699	28,975,944
Pinnacle West Capital Corp.	252,925	22,287,751
Portland General Electric Co.	580,188	28,034,684
		115,082,853
Electrical Components & Equipment–1.95%
ABB Ltd. (Switzerland)	840,011	16,051,427
Emerson Electric Co.	204,682	13,400,531
		29,451,958
Fertilizers & Agricultural Chemicals–0.85%
Nutrien Ltd. (Canada)	247,079	12,800,082
Food Distributors–1.19%
Sysco Corp.	281,662	17,984,119
Gas Utilities–4.06%
National Fuel Gas Co.	705,878	40,446,809
Southwest Gas Holdings, Inc.	267,036	20,914,260
		61,361,069
General Merchandise Stores–1.34%
Target Corp.	278,229	20,310,717
Household Products–4.95%
Kimberly-Clark Corp.	285,416	31,789,634
Procter & Gamble Co. (The)	445,673	42,994,074
		74,783,708
Industrial Machinery–1.22%
Kennametal, Inc.	489,747	18,404,692
Integrated Oil & Gas–6.13%
Exxon Mobil Corp.	405,926	29,746,257
Shares		Value
Integrated Oil & Gas–(continued)
Royal Dutch Shell PLC – Class B (United Kingdom)	302,681	$9,415,463
Suncor Energy, Inc. (Canada)	726,602	23,435,742
TOTAL S.A. (France)	546,881	30,033,549
		92,631,011
Integrated Telecommunication Services–8.97%
AT&T, Inc.	1,520,355	45,701,872
BT Group PLC (United Kingdom)	7,716,514	23,521,144
Deutsche Telekom AG (Germany)	1,239,737	20,135,644
Verizon Communications Inc.	836,703	46,068,867
		135,427,527
Motorcycle Manufacturers–1.19%
Harley-Davidson, Inc.	485,935	17,911,564
Multi-Utilities–9.39%
CMS Energy Corp.	367,874	19,180,950
Dominion Energy, Inc.	747,820	52,526,877
National Grid PLC (United Kingdom)	2,485,665	27,022,024
Public Service Enterprise Group Inc.	201,717	11,003,662
Sempra Energy	273,630	32,009,238
		141,742,751
Packaged Foods & Meats–8.97%
Campbell Soup Co.	608,418	21,556,250
Danone S.A. (France)	209,982	15,261,927
General Mills, Inc.	1,048,886	46,612,494
Kraft Heinz Co. (The)	414,131	19,903,136
Nestle S.A. (Switzerland)	368,228	32,072,819
		135,406,626
Paper Packaging–2.95%
International Paper Co.	393,443	18,661,001
Sonoco Products Co.	450,086	25,915,952
		44,576,953
Pharmaceuticals–8.29%
Bayer AG (Germany)	249,745	18,923,801
Bristol-Myers Squibb Co.	448,555	22,145,160
Eli Lilly and Co.	246,229	29,513,008
Johnson & Johnson	145,985	19,427,684
Merck & Co., Inc.	472,394	35,160,285
		125,169,938
Property & Casualty Insurance–3.04%
Chubb Ltd.	139,504	18,561,007
Travelers Cos., Inc. (The)	217,830	27,346,378
		45,907,385
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Regional Banks–4.21%
Cullen/Frost Bankers, Inc.	155,086	$15,086,766
M&T Bank Corp.	295,193	48,571,056
		63,657,822
Restaurants–3.29%
Darden Restaurants, Inc.	73,370	7,698,714
McDonald’s Corp.	234,799	41,977,365
		49,676,079
Semiconductors–0.60%
Microchip Technology, Inc.	113,590	9,129,228
Soft Drinks–3.43%
Coca-Cola Co. (The)	1,076,916	51,831,967
Specialized REITs–1.35%
Weyerhaeuser Co.	775,191	20,341,012
Tobacco–3.44%
Altria Group, Inc.	284,926	14,061,098
Shares		Value
Tobacco–(continued)
Imperial Brands PLC (United Kingdom)	761,556	$25,221,121
Philip Morris International, Inc.	164,265	12,602,411
		51,884,630
Total Common Stocks & Other Equity Interests (Cost $1,268,827,432)		1,442,465,676

Money Market Funds–4.08%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(b)	21,536,566	21,536,566
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(b)	15,389,799	15,392,877
Invesco Treasury Portfolio-Institutional Class, 2.29%(b)	24,613,218	24,613,218
Total Money Market Funds (Cost $61,540,945)		61,542,661
TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $1,330,368,377)		1,504,008,337
OTHER ASSETS LESS LIABILITIES–0.41%		6,192,768
NET ASSETS–100.00%		$1,510,201,105
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/08/2019	Royal Bank of Canada	USD	1,033,831	EUR	914,049	$12,739
Subtotal—Appreciation						12,739
Currency Risk
02/08/2019	Barclays Bank PLC	USD	1,545,903	EUR	1,343,843	(7,227)
02/08/2019	Citibank, N.A.	EUR	11,673,625	USD	13,282,367	(83,727)
02/08/2019	Goldman Sachs International	EUR	11,673,625	USD	13,282,717	(83,377)
02/08/2019	JPMorgan Chase Bank, N.A.	EUR	12,485,310	USD	14,212,754	(82,705)
Subtotal—Depreciation						(257,036)
Total Forward Foreign Currency Contracts						$(244,297)
Abbreviations:
USD	—U.S. Dollar
EUR	—Euro
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Dividend Income Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Dividend Income Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,357,903,943	$84,561,733	$—	$1,442,465,676
Money Market Funds	61,542,661	—	—	61,542,661
Total Investments in Securities	1,419,446,604	84,561,733	—	1,504,008,337
Other Investments - Assets
Forward Foreign Currency Contracts*	—	12,739	—	12,739
Other Investments - Liabilities
Forward Foreign Currency Contracts*	—	(257,036)	—	(257,036)
Total Other Investments	—	(244,297)	—	(244,297)
Total Investments	$1,419,446,604	$84,317,436	$—	$1,503,764,040
*	Unrealized appreciation (depreciation).
Invesco Dividend Income Fund

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
I-ENE-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.47%
Commodity Chemicals–1.15%
LG Chem Ltd. (South Korea)	14,738	$4,874,475
Diversified Metals & Mining–2.86%
Glencore PLC (Switzerland)(b)	1,707,362	6,929,745
Turquoise Hill Resources Ltd. (Mongolia)(b)	3,113,789	5,200,028
		12,129,773
Integrated Oil & Gas–34.48%
BP PLC – ADR (United Kingdom)	652,119	26,815,133
Chevron Corp.	216,813	24,857,611
Exxon Mobil Corp.	277,862	20,361,727
Occidental Petroleum Corp.	258,114	17,236,853
Royal Dutch Shell PLC – Class A, ADR (United Kingdom)	417,825	25,792,337
Suncor Energy, Inc. (Canada)	766,223	24,713,673
TOTAL S.A. (France)	112,491	6,177,768
		145,955,102
Oil & Gas Drilling–3.98%
Ensco PLC – Class A	1,096,857	4,826,171
Helmerich & Payne, Inc.	214,752	12,023,964
		16,850,135
Oil & Gas Equipment & Services–12.49%
Baker Hughes, a GE Co.	385,288	9,081,238
Core Laboratories N.V.	100,988	6,812,651
Halliburton Co.	518,447	16,258,498
Oceaneering International, Inc.(b)	245,543	3,852,570
Schlumberger Ltd.	137,003	6,056,903
Superior Energy Services, Inc.(b)	1,273,655	4,979,991
Tenaris S.A. – ADR (Luxembourg)	229,026	5,718,779
Tidewater Inc. – Series A, Wts., expiring 07/31/2023(b)	24,724	54,887
Tidewater Inc. – Series B, Wts., expiring 07/31/2023(b)	26,728	49,981
		52,865,498
Oil & Gas Exploration & Production–38.92%
Anadarko Petroleum Corp.	199,582	9,446,216
Cabot Oil & Gas Corp.	601,518	15,007,874
Canadian Natural Resources Ltd. (Canada)	840,556	22,562,814
Shares		Value
Oil & Gas Exploration & Production–(continued)
Cobalt International Energy, Inc.(b)(c)	526,022	$0
Concho Resources Inc.(b)	40,632	4,869,339
Devon Energy Corp.	720,740	19,207,721
EOG Resources, Inc.	88,894	8,818,285
Hess Corp.	363,128	19,608,912
Laredo Petroleum, Inc.(b)	814,859	3,096,464
Noble Energy, Inc.	1,009,117	22,543,674
PrairieSky Royalty Ltd. (Canada)	1,205,162	17,408,558
Range Resources Corp.	1,528,474	16,859,068
Tullow Oil PLC (Ghana)(b)	1,967,596	5,282,688
		164,711,613
Oil & Gas Refining & Marketing–4.35%
Caltex Australia Ltd. (Australia)	214,911	4,192,913
Phillips 66	149,017	14,217,712
		18,410,625
Specialty Chemicals–1.24%
Albemarle Corp.	64,913	5,240,427
Total Common Stocks & Other Equity Interests (Cost $623,464,670)		421,037,648
Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.02%
Oil & Gas Exploration & Production–0.02%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $8,228,785)(d)	$17,127,402	73,819
Shares
Money Market Funds–0.11%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(e)	163,284	163,284
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(e)	116,605	116,628
Invesco Treasury Portfolio-Institutional Class, 2.29%(e)	186,611	186,611
Total Money Market Funds (Cost $466,515)		466,523
TOTAL INVESTMENTS IN SECURITIES–99.60% (Cost $632,159,970)		421,577,990
OTHER ASSETS LESS LIABILITIES–0.40%		1,672,499
NET ASSETS–100.00%		$423,250,489
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
Sr.	– Senior
Unsec.	– Unsecured
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)
Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Energy Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Energy Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$421,037,648	$—	$0	$421,037,648
U.S. Dollar Denominated Bonds & Notes	—	73,819	—	73,819
Money Market Funds	466,523	—	—	466,523
Total Investments	$421,504,171	$73,819	$0	$421,577,990
Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
I-GPM-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.04%
Australia–2.35%
Cardinal Resources Ltd.(a)	2,662,444	$790,253
Gold Road Resources Ltd.(a)	4,719,347	2,641,480
New Century Resources Ltd.(a)	2,644,189	1,403,105
		4,834,838
Brazil–1.18%
Yamana Gold Inc.	858,917	2,430,735
Canada–68.58%
Agnico Eagle Mines Ltd.	232,587	10,136,141
Alamos Gold Inc., Class A	1,411,477	6,284,212
B2Gold Corp.(a)	2,314,676	7,328,325
Barrick Gold Corp.	641,180	8,585,400
Belo Sun Mining Corp.(a)	8,558,904	2,279,856
Chesapeake Gold Corp.(a)	638,403	1,107,773
Continental Gold Inc.(a)	4,101,077	7,303,566
Detour Gold Corp.(a)	493,394	4,941,638
Franco-Nevada Corp.	122,645	9,514,216
Goldcorp, Inc.	390,176	4,366,069
Guyana Goldfields Inc.(a)	1,202,340	1,573,899
INV Metals Inc.(a)	2,646,266	1,490,343
Ivanhoe Mines Ltd., Class A(a)	2,566,723	5,547,771
Kinross Gold Corp.(a)	3,013,889	10,069,616
Lundin Gold Inc.(a)	1,752,563	7,095,883
Osisko Mining Inc.(a)	1,115,908	2,301,542
Premier Gold Mines Ltd.(a)	1,944,115	2,604,089
Pretium Resources Inc.(a)	869,970	6,832,901
Progress Minerals Inc., (Acquired 06/26/2018; Cost $1,215,733)(a)(b)(c)(d)	6,474,020	1,231,786
Sandstorm Gold Ltd.(a)	1,891,393	9,917,956
SEMAFO Inc.(a)	2,228,422	5,037,036
TMAC Resources Inc.(a)	786,657	4,101,070
Torex Gold Resources Inc.(a)	1,161,958	12,636,995
Wheaton Precious Metals Corp.	407,072	8,581,078
		140,869,161
Ivory Coast–2.08%
Endeavour Mining Corp.(a)	247,699	4,267,975
Shares		Value
Mexico–2.90%
Fresnillo PLC	452,371	$5,962,961
Mongolia–4.10%
Turquoise Hill Resources Ltd.(a)	5,031,757	8,424,876
Switzerland–0.89%
Glencore PLC	449,191	1,823,151
Tanzania–1.00%
Acacia Mining PLC(a)	803,070	2,055,000
United States–14.07%
Boart Longyear Ltd.(a)	8,083,336	29,379
Boart Longyear Ltd., -Wts., expiring 09/13/2024(a)	11,188,146	8,133
Coeur Mining, Inc.(a)	686,685	3,536,427
iShares® Gold Trust - ETF(a)	590,000	7,457,600
Newmont Mining Corp.	311,581	10,628,028
SPDR ® Gold Trust–ETF(a)	58,000	7,235,500
		28,895,067
Zambia–0.89%
First Quantum Minerals Ltd.	156,992	1,817,305
Total Common Stocks & Other Equity Interests (Cost $248,434,299)		201,381,069

Money Market Funds–2.47%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(e)	1,776,035	1,776,035
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(e)	1,268,359	1,268,613
Invesco Treasury Portfolio, Institutional Class, 2.29%(e)	2,029,755	2,029,755
Total Money Market Funds (Cost $5,074,383)		5,074,403
TOTAL INVESTMENTS IN SECURITIES—100.51% (Cost $253,508,682)		206,455,472
OTHER ASSETS LESS LIABILITIES–(0.51)%		(1,057,525)
NET ASSETS–100.00%		$205,397,947
Investment Abbreviations:
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt
Wts.	– Warrants
Notes to Schedule of Investments:
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

(a)	Non-income producing security.
(b)
Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment
Company "Act of 1940") of that issuer. The value of this security as of January 31, 2019 represented less than 1%% of the Fund’s Net Assets. See Note 3.

(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Gold & Precious Metals Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$4,834,838	$—	$—	$4,834,838
Brazil	2,430,735	—	—	2,430,735
Canada	139,637,375	—	1,231,786	140,869,161
Ivory Coast	4,267,975	—	—	4,267,975
Mexico	5,962,961	—	—	5,962,961
Mongolia	8,424,876	—	—	8,424,876
Switzerland	1,823,151	—	—	1,823,151
Tanzania	2,055,000	—	—	2,055,000
United States	28,895,067	—	—	28,895,067
Zambia	1,817,305	—	—	1,817,305
Money Market Funds	5,074,403	—	—	5,074,403
Total Investments	$205,223,686	$—	$1,231,786	$206,455,472
NOTE 3—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.
	Value 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 01/31/19	Dividend Income
Progress Minerals Inc.	$–	$1,215,733	$–	$16,053	$–	$1,231,786	$–
Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
VK-MCG-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.19%
Aerospace & Defense–3.10%
Harris Corp.	232,405	$35,599,798
TransDigm Group, Inc.(b)	124,994	48,872,654
		84,472,452
Apparel Retail–2.01%
Burlington Stores, Inc.(b)	318,622	54,710,584
Apparel, Accessories & Luxury Goods–0.57%
lululemon athletica inc.(b)	105,638	15,614,353
Application Software–8.29%
Autodesk, Inc.(b)	170,826	25,145,587
Guidewire Software, Inc.(b)	488,653	42,356,442
New Relic, Inc.(b)	380,200	38,647,330
SS&C Technologies Holdings, Inc.	818,040	42,120,880
Synopsys, Inc.(b)	293,085	27,359,485
Tyler Technologies, Inc.(b)	142,650	26,987,953
Zendesk, Inc.(b)	349,292	23,587,689
		226,205,366
Auto Parts & Equipment–1.02%
Aptiv PLC	350,730	27,753,265
Biotechnology–4.54%
BioMarin Pharmaceutical, Inc.(b)	403,946	39,655,379
Neurocrine Biosciences, Inc.(b)	343,664	30,318,038
Sage Therapeutics, Inc.(b)	148,731	21,207,553
Sarepta Therapeutics, Inc.(b)	233,317	32,596,718
		123,777,688
Building Products–0.86%
Terex Corp.(b)	336,729	23,490,215
Communications Equipment–0.49%
Arista Networks, Inc.(b)	62,441	13,411,078
Data Processing & Outsourced Services–5.34%
Black Knight, Inc.(b)	882,895	43,429,605
Fidelity National Information Services, Inc.	325,499	34,024,411
FleetCor Technologies, Inc.(b)	145,958	29,455,784
Worldpay, Inc. – Class A(b)	464,830	38,804,008
		145,713,808
Department Stores–0.64%
Kohl’s Corp.	253,381	17,404,741
Diversified Support Services–1.24%
KAR Auction Services, Inc.	650,653	33,840,462
Education Services–2.05%
Bright Horizons Family Solutions, Inc.(b)	307,914	35,653,362
Shares		Value
Education Services–(continued)
Grand Canyon Education, Inc.(b)	219,369	$20,388,155
		56,041,517
Electronic Components–1.18%
Amphenol Corp. – Class A	367,666	32,325,195
Electronic Equipment & Instruments–0.60%
FLIR Systems, Inc.	335,400	16,394,352
Environmental & Facilities Services–1.17%
Republic Services, Inc.	414,968	31,832,195
Financial Exchanges & Data–2.45%
London Stock Exchange Group PLC (United Kingdom)	568,065	34,116,922
Nasdaq, Inc.	371,650	32,720,066
		66,836,988
General Merchandise Stores–1.40%
Dollar General Corp.	331,218	38,232,494
Health Care Equipment–5.87%
Boston Scientific Corp.(b)	1,264,283	48,232,396
DexCom, Inc.(b)	362,673	51,147,773
LivaNova PLC(b)	258,955	23,906,726
Penumbra, Inc.(b)	253,822	36,933,639
		160,220,534
Health Care Services–0.75%
Laboratory Corp. of America Holdings(b)	146,497	20,414,357
Hotels, Resorts & Cruise Lines–2.38%
Hilton Worldwide Holdings Inc.	358,996	26,738,022
Royal Caribbean Cruises Ltd.	318,294	38,211,195
		64,949,217
Household Products–0.58%
Church & Dwight Co., Inc.	246,183	15,905,884
Industrial Conglomerates–1.64%
Roper Technologies, Inc.	158,087	44,779,724
Industrial Machinery–2.43%
Fortive Corp.	445,478	33,406,395
Ingersoll-Rand PLC	327,835	32,796,614
		66,203,009
Interactive Home Entertainment–1.68%
Nintendo Co., Ltd. (Japan)	73,900	22,951,912
Take-Two Interactive Software, Inc.(b)	217,055	22,910,155
		45,862,067
Internet & Direct Marketing Retail–1.09%
Etsy, Inc.(b)	546,043	29,841,250
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Shares		Value
Internet Services & Infrastructure–2.19%
GoDaddy, Inc. – Class A(b)	598,836	$41,098,115
Twilio, Inc.(b)	167,192	18,611,813
		59,709,928
Investment Banking & Brokerage–3.83%
E*TRADE Financial Corp.	1,107,817	51,690,741
TD Ameritrade Holding Corp.	943,311	52,778,251
		104,468,992
IT Consulting & Other Services–1.00%
Gartner, Inc.(b)	201,826	27,426,135
Leisure Facilities–0.57%
Vail Resorts, Inc.	83,102	15,644,782
Life Sciences Tools & Services–2.14%
Mettler-Toledo International, Inc.(b)	62,975	40,188,126
Syneos Health, Inc.(b)	357,204	18,231,692
		58,419,818
Managed Health Care–3.34%
Centene Corp.(b)	428,697	55,974,967
Humana, Inc.	113,624	35,108,680
		91,083,647
Movies & Entertainment–1.63%
Live Nation Entertainment, Inc.(b)	828,654	44,341,275
Multi-line Insurance–1.07%
Assurant, Inc.	302,006	29,110,358
Oil & Gas Exploration & Production–1.72%
Diamondback Energy Inc.	220,126	22,699,393
Parsley Energy, Inc. – Class A(b)	1,300,519	24,163,643
		46,863,036
Oil & Gas Storage & Transportation–2.08%
Cheniere Energy, Inc.(b)	864,121	56,729,544
Pharmaceuticals–1.27%
Zoetis, Inc.	402,218	34,655,103
Regional Banks–1.10%
SVB Financial Group(b)	128,099	29,895,745
Research & Consulting Services–3.81%
CoStar Group, Inc.(b)	145,761	56,954,653
Equifax, Inc.	153,031	16,377,377
IHS Markit Ltd.(b)	590,592	30,663,537
		103,995,567
Restaurants–2.24%
Domino’s Pizza, Inc.	168,250	47,737,572
Papa John’s International, Inc.(c)	316,071	13,366,643
		61,104,215
Semiconductor Equipment–1.25%
KLA-Tencor Corp.	163,085	17,379,969
Shares		Value
Semiconductor Equipment–(continued)
Lam Research Corp.	98,321	$16,673,275
		34,053,244
Semiconductors–3.38%
Advanced Micro Devices, Inc.(b)	843,445	20,588,492
Analog Devices, Inc.	226,861	22,427,479
Microchip Technology, Inc.	372,068	29,903,105
Universal Display Corp.	185,284	19,238,038
		92,157,114
Specialized Consumer Services–1.31%
ServiceMaster Global Holdings, Inc.(b)	914,307	35,648,830
Specialized REITs–1.39%
SBA Communications Corp. – Class A(b)	207,378	37,852,706
Specialty Chemicals–2.13%
Celanese Corp. – Series A	247,660	23,715,922
Sherwin-Williams Co. (The)	81,812	34,485,394
		58,201,316
Specialty Stores–1.03%
Ulta Beauty, Inc.(b)	95,959	28,012,351
Systems Software–4.57%
Palo Alto Networks, Inc.(b)	97,227	20,886,304
ServiceNow, Inc.(b)	295,693	65,058,374
Tableau Software, Inc.(b)	158,272	20,233,492
Varonis Systems, Inc.(b)	312,574	18,466,872
		124,645,042
Trading Companies & Distributors–2.77%
Fastenal Co.	537,752	32,512,486
HD Supply Holdings, Inc.(b)	303,491	12,728,412
United Rentals Inc.(b)	242,608	30,389,078
		75,629,976
Total Common Stocks & Other Equity Interests (Cost $2,204,876,315)		2,705,881,519

Money Market Funds–0.84%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(d)	7,998,107	7,998,108
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(d)	5,711,045	5,712,187
Invesco Treasury Portfolio-Institutional Class, 2.29%(d)	9,140,694	9,140,694
Total Money Market Funds (Cost $22,850,214)		22,850,989
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,227,726,529)		$2,728,732,508
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Government & Agency Portfolio Institutional Class, 2.29% (Cost $9,146,000)	9,146,000	$9,146,000
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $2,236,872,529)		2,737,878,508
OTHER ASSETS LESS LIABILITIES–(0.36)%		(9,917,543)
NET ASSETS–100.00%		$2,727,960,965
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Mid Cap Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Mid Cap Growth Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,705,881,519	$—	$—	$2,705,881,519
Money Market Funds	31,996,989	—	—	31,996,989
Total Investments	$2,737,878,508	$—	$—	$2,737,878,508
Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
VK-SCV-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.38%
Advertising–0.61%
MDC Partners, Inc. – Class A(b)(c)	3,368,079	$10,003,195
Agricultural & Farm Machinery–1.77%
AGCO Corp.	447,994	28,761,215
Asset Management & Custody Banks–2.55%
Affiliated Managers Group, Inc.	396,100	41,570,695
Auto Parts & Equipment–5.57%
Dana, Inc.	1,794,940	31,626,843
Delphi Technologies PLC	2,418,671	43,318,398
Motorcar Parts of America, Inc.(c)	788,109	15,762,180
		90,707,421
Automobile Manufacturers–0.09%
Winnebago Industries, Inc.	50,945	1,457,027
Building Products–7.55%
Builders FirstSource, Inc.(c)	3,164,812	41,838,815
JELD-WEN Holding, Inc.(c)	1,090,600	19,456,304
Masco Corp.	21,851	708,191
Masonite International Corp.(c)	349,900	20,014,280
Owens Corning	782,300	40,984,697
		123,002,287
Construction & Engineering–5.29%
AECOM(c)	2,028,799	62,101,537
Fluor Corp.	659,300	24,110,601
		86,212,138
Construction Machinery & Heavy Trucks–0.81%
REV Group, Inc.	1,577,769	13,111,261
Consumer Finance–3.06%
SLM Corp.(c)	4,660,200	49,910,742
Diversified Metals & Mining–0.00%
Ferroglobe Representation & Warranty Insurance Trust(d)	1,203,948	0
Electronic Components–3.48%
Belden, Inc.	1,056,368	56,631,889
Electronic Manufacturing Services–2.26%
Flex Ltd.(c)	3,819,439	36,743,003
Environmental & Facilities Services–3.52%
Stericycle, Inc.(c)	992,440	43,746,755
Team, Inc.(c)	953,107	13,667,555
		57,414,310
Health Care Distributors–5.93%
Cardinal Health, Inc.	800,200	39,985,994
Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	441,000	$56,558,250
		96,544,244
Health Care Equipment–0.43%
Invacare Corp.	1,377,400	7,079,836
Health Care Facilities–4.53%
Brookdale Senior Living, Inc.(c)	4,427,321	36,082,666
Capital Senior Living Corp.(c)	993,100	6,921,907
Hanger, Inc.(c)	1,465,849	30,753,512
		73,758,085
Home Furnishings–0.47%
Ethan Allen Interiors Inc.	402,200	7,633,756
Homebuilding–0.90%
LGI Homes, Inc.(c)	13,416	795,569
TopBuild Corp.(c)	263,600	13,920,716
		14,716,285
Hotels, Resorts & Cruise Lines–1.74%
Norwegian Cruise Line Holdings Ltd.(c)	550,100	28,291,643
Household Products–1.75%
Spectrum Brands Holdings, Inc.	509,035	28,444,876
Human Resource & Employment Services–0.28%
ManpowerGroup, Inc.	47,133	3,724,921
TrueBlue, Inc.(c)	32,254	786,675
		4,511,596
Industrial Conglomerates–2.39%
Carlisle Cos., Inc.	361,600	38,955,168
Investment Banking & Brokerage–3.54%
E*TRADE Financial Corp.	16,300	760,558
Greenhill & Co., Inc.	30,922	774,905
LPL Financial Holdings, Inc.	665,319	46,818,498
Stifel Financial Corp.	195,100	9,339,437
		57,693,398
Life & Health Insurance–2.52%
CNO Financial Group, Inc.	2,294,518	41,025,982
Metal & Glass Containers–3.07%
Crown Holdings, Inc.(c)	981,600	50,061,600
Oil & Gas Equipment & Services–1.81%
C&J Energy Services, Inc.(c)	731,300	11,751,991
Forum Energy Technologies, Inc.(c)	1,553,300	7,626,703
Helix Energy Solutions Group, Inc.(c)	1,483,400	10,131,622
		29,510,316
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Oil & Gas Exploration & Production–4.08%
Noble Energy, Inc.	732,800	$16,370,752
Parsley Energy, Inc. – Class A(c)	1,871,200	34,766,896
QEP Resources, Inc.(c)	1,860,700	15,387,989
		66,525,637
Paper Packaging–2.77%
Sealed Air Corp.	1,144,000	45,188,000
Pharmaceuticals–2.52%
Mylan N.V.(c)	1,369,200	41,007,540
Real Estate Services–2.40%
Realogy Holdings Corp.	2,203,296	39,108,504
Regional Banks–3.02%
First Horizon National Corp.	2,198,867	32,279,368
Zions Bancorp NA	354,100	16,851,619
		49,130,987
Research & Consulting Services–0.77%
Huron Consulting Group, Inc.(c)	13,781	666,311
Resources Connection, Inc.	713,397	11,920,864
		12,587,175
Specialty Chemicals–1.14%
Flotek Industries, Inc.(c)	2,176,500	5,571,840
Kraton Corp.(c)	462,107	13,031,417
		18,603,257
Steel–5.24%
Allegheny Technologies, Inc.(c)	1,344,716	36,831,771
Shares		Value
Steel–(continued)
Carpenter Technology Corp.	1,027,704	$48,569,291
		85,401,062
Thrifts & Mortgage Finance–6.30%
Axos Financial, Inc.(c)	907,312	27,545,992
MGIC Investment Corp.(c)	3,331,613	41,578,530
Radian Group, Inc.	1,742,986	33,535,051
		102,659,573
Trading Companies & Distributors–3.22%
Beacon Roofing Supply, Inc.(c)	658,137	23,910,117
BMC Stock Holdings, Inc.(c)	979,095	16,801,270
DXP Enterprises, Inc.(c)	358,800	11,808,108
		52,519,495
Total Common Stocks & Other Equity Interests (Cost $1,668,488,832)		1,586,483,198

Money Market Funds–2.91%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(e)	16,594,246	16,594,246
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(e)	11,850,841	11,853,211
Invesco Treasury Portfolio-Institutional Class, 2.29%(e)	18,964,852	18,964,852
Total Money Market Funds (Cost $47,410,386)		47,412,309
TOTAL INVESTMENTS IN SECURITIES–100.29% (Cost $1,715,899,218)		1,633,895,507
OTHER ASSETS LESS LIABILITIES–(0.29)%		(4,746,178)
NET ASSETS–100.00%		$1,629,149,329
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment
Company "Act of 1940") of that issuer. The value of this security as of January 31, 2019 represented less than 1%% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Small Cap Value Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,586,483,198	$—	$0	$1,586,483,198
Money Market Funds	47,412,309	—	—	47,412,309
Total Investments	$1,633,895,507	$—	$0	$1,633,895,507
NOTE 3—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.
	Value 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/19	Dividend Income
American Outdoor Brands(a)	$50,368,989	$ —	$ (52,106,249)	$ 28,875,336	$(27,138,076)	$ —	$ —
Hanger, Inc.(a)	86,435,164	—	(62,478,613)	17,334,908	(10,537,947)	30,753,512	—
Kforce Inc.(a)	40,313,255	—	(53,452,828)	(10,710,294)	23,849,867	—	94,019
MDC Partners Inc. -Class A	34,336,486	—	(5,624,444)	654,696	(19,363,543)	10,003,195	—
Total	$211,453,894	$ —	$ (173,662,134)	$ 36,154,646	$ (33,189,699)	$ 40,756,707	$ 94,019
(a) As of January 31, 2019, this security is no longer considered as an affiliate of the Fund.
Invesco Small Cap Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
I-TEC-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.95%
Alternative Carriers–1.30%
Intelsat S.A.(b)	477,251	$11,611,517
Application Software–5.35%
Adobe Inc.(b)	77,211	19,134,430
salesforce.com, inc.(b)	156,603	23,798,958
Splunk, Inc.(b)	39,879	4,978,494
		47,911,882
Biotechnology–1.04%
Alexion Pharmaceuticals, Inc.(b)	75,840	9,325,286
Consumer Electronics–4.29%
Sony Corp. (Japan)	763,700	38,412,012
Data Processing & Outsourced Services–7.41%
First Data Corp. ,Class A(b)	171,874	4,236,694
Mastercard, Inc. ,Class A	91,560	19,331,063
PayPal Holdings, Inc.(b)	245,826	21,819,516
Visa, Inc. ,Class A	155,981	21,058,995
		66,446,268
Electronic Equipment & Instruments–0.63%
Keysight Technologies, Inc.(b)	76,747	5,680,813
Health Care Equipment–7.38%
Abbott Laboratories	173,193	12,639,625
Boston Scientific Corp.(b)	347,371	13,252,204
Intuitive Surgical, Inc.(b)	35,885	18,790,821
Stryker Corp.	56,089	9,959,724
Teleflex Inc.	42,238	11,552,093
		66,194,467
Interactive Home Entertainment–13.22%
Activision Blizzard, Inc.	395,697	18,692,726
Electronic Arts, Inc.(b)	144,141	13,295,566
Nintendo Co., Ltd. (Japan)	86,900	26,989,461
Sea Ltd. ,ADR (Thailand)(b)	1,113,797	15,604,296
Take-Two Interactive Software, Inc.(b)	212,529	22,432,436
UbiSoft Entertainment S.A. (France)(b)	241,756	21,513,194
		118,527,679
Interactive Media & Services–12.65%
Alphabet, Inc. ,Class A(b)	36,582	41,187,308
Alphabet, Inc. ,Class C(b)	15,469	17,269,127
Facebook, Inc. ,Class A(b)	243,478	40,585,348
Match Group, Inc.(b)	268,590	14,366,879
		113,408,662
Internet & Direct Marketing Retail–15.51%
Alibaba Group Holding Ltd. ,ADR (China)(b)	258,968	43,633,518
Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	50,500	$86,795,865
Booking Holdings, Inc.(b)	4,702	8,617,873
		139,047,256
Life Sciences Tools & Services–6.62%
Illumina, Inc.(b)	117,423	32,853,781
IQVIA Holdings Inc.(b)	117,432	15,149,903
Thermo Fisher Scientific, Inc.	46,093	11,323,667
		59,327,351
Managed Health Care–2.57%
UnitedHealth Group Inc.	85,429	23,082,916
Movies & Entertainment–2.02%
Netflix, Inc.(b)	53,273	18,086,184
Semiconductor Equipment–2.92%
Applied Materials, Inc.	380,033	14,851,690
ASML Holding N.V. ,New York Shares (Netherlands)	64,467	11,283,659
		26,135,349
Semiconductors–3.70%
Broadcom, Inc.	61,450	16,483,963
NVIDIA Corp.	64,999	9,343,606
Semtech Corp.(b)	150,329	7,299,976
		33,127,545
Systems Software–8.66%
Microsoft Corp.	455,953	47,615,172
Palo Alto Networks, Inc.(b)	75,422	16,202,154
ServiceNow, Inc.(b)	62,574	13,767,531
		77,584,857
Technology Hardware, Storage & Peripherals–3.68%
Apple, Inc.	198,123	32,975,592
Total Common Stocks & Other Equity Interests (Cost $495,456,989)		886,885,636

Money Market Funds–1.10%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	3,490,673	3,490,673
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	2,491,782	2,492,280
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	3,905,078	3,905,078
Total Money Market Funds (Cost $9,887,897)		9,888,031
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $505,344,886)		896,773,667
OTHER ASSETS LESS LIABILITIES–(0.05)%		(480,341)
NET ASSETS–100.00%		$896,293,326
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Technology Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Invesco Technology Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$826,960,430	$59,925,206	$—	$886,885,636
Money Market Funds	9,888,031	—	—	9,888,031
Total Investments	$836,848,461	$59,925,206	$—	$896,773,667
Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
MS-TECH-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.07%
Alternative Carriers–1.28%
Intelsat S.A.(b)	49,070	$1,193,873
Application Software–5.36%
Adobe Inc.(b)	8,045	1,993,712
salesforce.com, inc.(b)	16,401	2,492,460
Splunk, Inc.(b)	4,117	513,966
		5,000,138
Biotechnology–1.04%
Alexion Pharmaceuticals, Inc.(b)	7,883	969,294
Consumer Electronics–4.29%
Sony Corp. (Japan)	79,600	4,003,661
Data Processing & Outsourced Services–7.42%
First Data Corp. – Class A(b)	17,898	441,186
Mastercard, Inc. – Class A	9,540	2,014,180
PayPal Holdings, Inc.(b)	25,600	2,272,256
Visa, Inc. – Class A	16,243	2,192,967
		6,920,589
Electronic Equipment & Instruments–0.64%
Keysight Technologies, Inc.(b)	7,997	591,938
Health Care Equipment–7.39%
Abbott Laboratories	18,075	1,319,114
Boston Scientific Corp.(b)	36,077	1,376,338
Intuitive Surgical, Inc.(b)	3,730	1,953,177
Stryker Corp.	5,804	1,030,616
Teleflex Inc.	4,408	1,205,588
		6,884,833
Interactive Home Entertainment–13.21%
Activision Blizzard, Inc.	41,398	1,955,642
Electronic Arts, Inc.(b)	15,022	1,385,629
Nintendo Co., Ltd. (Japan)	8,900	2,764,168
Sea Ltd. – ADR (Thailand)(b)	115,808	1,622,470
Take-Two Interactive Software, Inc.(b)	22,149	2,337,827
UbiSoft Entertainment S.A. (France)(b)	25,260	2,247,817
		12,313,553
Interactive Media & Services–12.59%
Alphabet, Inc. – Class A(b)	3,824	4,305,403
Alphabet, Inc. – Class C(b)	1,648	1,839,778
Facebook, Inc. – Class A(b)	24,583	4,097,740
Match Group, Inc.	27,895	1,492,104
		11,735,025
Internet & Direct Marketing Retail–15.61%
Alibaba Group Holding Ltd. – ADR (China)(b)	26,614	4,484,193
Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	5,340	$9,178,018
Booking Holdings, Inc.(b)	487	892,579
		14,554,790
Life Sciences Tools & Services–6.61%
Illumina, Inc.(b)	12,205	3,414,837
IQVIA Holdings Inc.(b)	12,207	1,574,825
Thermo Fisher Scientific, Inc.	4,770	1,171,846
		6,161,508
Managed Health Care–2.58%
UnitedHealth Group Inc.	8,901	2,405,050
Movies & Entertainment–2.02%
Netflix, Inc.(b)	5,544	1,882,188
Semiconductor Equipment–2.92%
Applied Materials, Inc.	39,597	1,547,451
ASML Holding N.V. – New York Shares (Netherlands)	6,717	1,175,676
		2,723,127
Semiconductors–3.67%
Broadcom, Inc.	6,429	1,724,579
NVIDIA Corp.	6,495	933,656
Semtech Corp.(b)	15,688	761,810
		3,420,045
Systems Software–8.77%
Microsoft Corp.	48,327	5,046,789
Palo Alto Networks, Inc.(b)	7,859	1,688,270
ServiceNow, Inc.(b)	6,555	1,442,231
		8,177,290
Technology Hardware, Storage & Peripherals–3.67%
Apple, Inc.	20,562	3,422,339
Total Common Stocks & Other Equity Interests (Cost $55,847,305)		92,359,241

Money Market Funds–1.09%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(c)	355,703	355,703
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	253,685	253,736
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	406,517	406,517
Total Money Market Funds (Cost $1,015,942)		1,015,956
TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $56,863,247)		93,375,197
OTHER ASSETS LESS LIABILITIES–(0.16)%		(151,890)
NET ASSETS–100.00%		$93,223,307
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Technology Sector Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Invesco Technology Sector Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$86,107,763	$6,251,478	$—	$92,359,241
Money Market Funds	1,015,956	—	—	1,015,956
Total Investments	$87,123,719	$6,251,478	$—	$93,375,197
Invesco Technology Sector Fund

Invesco Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
VK-VOPP-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.42%
Advertising–0.19%
Interpublic Group of Cos., Inc. (The)	31,000	$705,250
Omnicom Group, Inc.	8,655	674,051
		1,379,301
Agricultural & Farm Machinery–1.88%
AGCO Corp.	212,504	13,642,757
Asset Management & Custody Banks–2.30%
Affiliated Managers Group, Inc.	159,600	16,750,020
Auto Parts & Equipment–4.62%
Dana, Inc.	711,368	12,534,304
Delphi Technologies PLC	1,178,391	21,104,983
		33,639,287
Building Products–5.12%
Masco Corp.	591,536	19,171,682
Owens Corning	344,400	18,043,116
		37,214,798
Construction & Engineering–5.53%
AECOM(b)	854,390	26,152,878
Fluor Corp.	383,800	14,035,566
		40,188,444
Consumer Finance–3.22%
SLM Corp.(b)	2,189,400	23,448,474
Diversified Banks–6.38%
Bank of America Corp.	768,094	21,867,636
Citigroup, Inc.	354,421	22,845,978
JPMorgan Chase & Co.	16,105	1,666,867
		46,380,481
Electronic Components–3.32%
Belden, Inc.	450,992	24,177,681
Electronic Manufacturing Services–2.26%
Flex Ltd.(b)	1,710,080	16,450,970
Environmental & Facilities Services–2.78%
Stericycle, Inc.(b)	457,968	20,187,229
Health Care Distributors–7.14%
Cardinal Health, Inc.	464,300	23,201,071
McKesson Corp.	224,000	28,728,000
		51,929,071
Health Care Facilities–2.15%
Brookdale Senior Living, Inc.(b)	1,918,485	15,635,653
Shares		Value
Health Care Services–1.56%
Cigna Corp.(b)	56,800	$11,349,208
Homebuilding–1.06%
D.R. Horton, Inc.	200,700	7,716,915
Hotels, Resorts & Cruise Lines–1.24%
Norwegian Cruise Line Holdings Ltd.(b)	174,900	8,995,107
Household Products–2.20%
Spectrum Brands Holdings, Inc.	286,195	15,992,577
Industrial Conglomerates–2.71%
Carlisle Cos., Inc.	183,300	19,746,909
Investment Banking & Brokerage–3.30%
E*TRADE Financial Corp.	20,000	933,200
LPL Financial Holdings, Inc.	317,366	22,333,045
TD Ameritrade Holding Corp.	12,900	721,755
		23,988,000
Life & Health Insurance–0.82%
MetLife, Inc.	131,100	5,987,337
Managed Health Care–3.79%
Anthem, Inc.	90,900	27,542,700
Metal & Glass Containers–3.62%
Crown Holdings, Inc.(b)	515,700	26,300,700
Oil & Gas Exploration & Production–8.61%
Apache Corp.	215,700	7,079,274
Diamondback Energy Inc.	129,200	13,323,104
Noble Energy, Inc.	648,300	14,483,022
Parsley Energy, Inc. ,Class A(b)	774,700	14,393,926
Pioneer Natural Resources Co.	93,600	13,321,152
		62,600,478
Other Diversified Financial Services–1.55%
AXA Equitable Holdings, Inc.	607,800	11,268,612
Paper Packaging–3.13%
Sealed Air Corp.	576,700	22,779,650
Pharmaceuticals–3.80%
Mylan N.V.(b)	709,400	21,246,530
Novartis AG (Switzerland)	72,900	6,362,260
		27,608,790
Real Estate Services–2.34%
Realogy Holdings Corp.	958,150	17,007,163
Steel–1.90%
Allegheny Technologies, Inc.(b)	503,421	13,788,701
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Systems Software–2.78%
Oracle Corp.	402,900	$20,237,667
Thrifts & Mortgage Finance–5.12%
MGIC Investment Corp.(b)	1,892,116	23,613,607
Radian Group, Inc.	707,949	13,620,939
		37,234,546
Total Common Stocks & Other Equity Interests (Cost $720,113,034)		701,169,226

Money Market Funds–3.56%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	9,044,186	9,044,186
Shares		Value

Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	6,458,289	$6,459,581
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	10,336,213	10,336,213
Total Money Market Funds (Cost $25,839,298)		25,839,980
TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $745,952,332)		727,009,206
OTHER ASSETS LESS LIABILITIES–0.02%		168,798
NET ASSETS–100.00%		$727,178,004
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Value Opportunities Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce theFund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$694,806,966	$6,362,260	$—	$701,169,226
Money Market Funds	25,839,980	—	—	25,839,980
Total Investments	$720,646,946	$6,362,260	$—	$727,009,206
Invesco Value Opportunities Fund

Item 2. Controls and Procedures.

(a)

As of March 26, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 26, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 1, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.